INCOME TAX EXPENSE - Reconciliation to Canadian Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major components of tax expense (income) [Table]
Applicable tax rate	26.50%	26.50%
Tax expense (income) at applicable tax rate	$ 2,334	$ 1,221
Reconciliation to Canadian Statutory Rate
Allowances and special tax deductions	226	211
Impact of foreign tax rates	(314)	18
Non-deductible expenses / (non-taxable income)	130	111
Tax effect of business combination	(324)	0
Goodwill impairment charges not tax deductible	0	145
Impact of non-current assets disposals	(258)	2
Net currency translation losses on current and deferred tax balances	41	52
Tax impact from pass-through entities and equity accounted investments	535	263
Current year tax results sheltered by previously unrecognized deferred tax assets	76	(5)
Recognition and derecognition of deferred tax assets	27	(26)
Settlements and adjustments in respect of prior years	2	116
Increase to income tax related contingent liabilities	(33)	1
Withholding taxes	160	70
Mining taxes	584	290
Tax impact of amounts recognized within accumulated OCI	8	0
Other tax effects for reconciliation between accounting profit and tax expense (income)	(5)	(1)
Income tax expense	1,651	1,520
Disclosure of major components of tax expense (income) [Line Items]
Tax expense (income) at applicable tax rate	2,334	1,221
Tax Effect Of Allowances And Special Tax Deductions	(226)	(211)
Impact of foreign tax rates	(314)	18
Non-deductible expenses / (non-taxable income)	130	111
Tax effect of business combination	(324)	0
Goodwill impairment charges not tax deductible	0	145
Impact of non-current assets disposals	(258)	2
Net currency translation losses on current and deferred tax balances	41	52
Tax Effect of Income (Loss) of Equity Method Investments	(535)	(263)
Current year tax results sheltered by previously unrecognized deferred tax assets	76	(5)
Recognition and derecognition of deferred tax assets	27	(26)
Settlements and adjustments in respect of prior years	2	116
Increase to income tax related contingent liabilities	(33)	1
Withholding taxes	160	70
Mining taxes	584	290
Tax impact of amounts recognized within accumulated OCI	(8)	0
Other tax effects for reconciliation between accounting profit and tax expense (income)	(5)	(1)
Income tax expense	$ 1,651	$ 1,520